Related Party Transactions and Balances - Schedule of Loan From Non-controlling Shareholder (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Loan - current	$ 1,582	$ 6,155
Loan - non - current	4,708	6,130
Due to related parties	$ 6,290	$ 12,285